ACCOUNT RECEIVABLE AND OTHER RECEIVABLES (Details) - ESG [Member] - USD ($)	Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Accounts receivable	$ 143,399		$ 23,910		$ 23,521
Other receivable	91,404		82,374		16,961
Other receivable- related party	10,636	[1]	11,185	[1],[2]	12,139	[2]
Total	$ 245,439		$ 117,469		$ 52,621

[1]	The Company paid $10,636 of expenses for one of shareholders. It was expecting to get paid back in December, 2023.
[2]	The Company paid $11,185 of expenses for one of shareholders. It was expecting to get paid back in December 2023.